Employee Benefits Expense - Summary of Employee Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS EXPENSE.
Wages and salaries	$ (144,872)	$ (153,511)	$ (174,809)
Post-employment benefit obligations expense	(1,608)	(1,748)	(1,731)
Social security and other contributions	(15,136)	(15,335)	(17,944)
Other employee expenses	(13,945)	(3,116)	(11,238)
Total Employee Benefits Expenses	(175,561)	$ (173,710)	(205,722)
Expenses from restructuring provisions	$ 13,309		$ 4,405